Fair value disclosures (Tables)	12 Months Ended
Dec. 31, 2011
Fair value disclosures
Assets and liabilities measured at fair value

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$10	$—	$—	$10
Other U.S. and non-U.S. government bonds	—	92	—	92

Corporate bonds
Corporate bonds	—	572	—	572
Asset-backed securities	—	111	—	111

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	—	310	—	310
Residential mortgage-backed securities	—	30	—	30
Commercial mortgage-backed securities	—	145	—	145

Equity securities
Large capitalization value	148	—	—	148
Smaller company growth	29	—	—	29
Total available-for-sale securities	187	1,260	—	1,447

Derivative financial instruments, net	—	145	—	145
Total Assets	$187	$1,405	$—	$1,592

Liabilities
Guarantees	$—	$—	$7	$7
Total Liabilities	$—	$—	$7	$7

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$12	$—	$—	$12
Other U.S. and non-U.S. government bonds	—	77	—	77

Corporate bonds
Corporate bonds	—	511	—	511
Asset-backed securities	—	136	—	136

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	—	273	—	273
Residential mortgage-backed securities	—	40	—	40
Commercial mortgage-backed securities	—	168	—	168

Equity securities
Large capitalization value	122	—	—	122
Smaller company growth	31	—	—	31
Total available-for-sale securities	165	1,205	—	1,370

Derivative financial instruments, net	—	267	—	267
Total Assets	$165	$1,472	$—	$1,637

Liabilities
Guarantees	$	$—	$10	$10
Total Liabilities	$—	$—	$10	$10

	December 31, 2009
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$14	$—	$—	$14
Other U.S. and non-U.S. government bonds	—	65	—	65

Corporate bonds
Corporate bonds	—	475	—	475
Asset-backed securities	—	134	—	134

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	—	308	—	308
Residential mortgage-backed securities	—	51	—	51
Commercial mortgage-backed securities	—	162	—	162

Equity securities
Large capitalization value	89	—	—	89
Smaller company growth	24	—	—	24
Total available-for-sale securities	127	1,195	—	1,322

Derivative financial instruments, net	—	236	—	236
Securitized retained interests	—	—	102	102
Total Assets	$127	$1,431	$102	$1,660

Liabilities
Guarantees	$—	$—	$17	$17
Total Liabilities	$—	$—	$17	$17

Roll-forwards of assets and liabilities measured at fair value using Level 3 inputs

(Millions of dollars)	Securitized Retained Interests	Guarantees
Balance at December 31, 2008	$52	$14
Gains or losses included in earnings (realized and unrealized)	(31)	—
Changes in Accumulated other comprehensive income (loss)	6	—
Purchases, issuances and settlements	75	3
Balance at December 31, 2009	$102	$17
Adjustment to adopt accounting for variable-interest entities	(102)	—
Valuation adjustment	—	(6)
Issuance of guarantees	—	7
Expiration of guarantees	—	(8)
Balance at December 31, 2010	$—	$10
Issuance of guarantees	—	4
Expiration of guarantees	—	(7)
Balance at December 31, 2011	$—	$7

Fair Values of Financial Instruments

	2011		2010		2009
(Millions of dollars)	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Reference
Assets at December 31,
Cash and short-term investments	$3,057	$3,057	$3,592	$3,592	$4,867	$4,867	Statement 2
Restricted cash and short-term investments	87	87	91	91	37	37	Statement 2
Available-for-sale securities	1,447	1,447	1,370	1,370	1,322	1,322	Notes 11 & 18
Finance receivables—net (excluding finance leases1)	12,689	12,516	12,568	12,480	13,077	13,234	Note 6
Wholesale inventory receivables—net (excluding finance leases1)	1,591	1,505	1,062	1,017	660	646	Note 6
Foreign currency contracts—net	—	—	63	63	192	192	Notes 3 & 18
Interest rate swaps—net	241	241	187	187	34	34	Note 3
Commodity contracts—net	—	—	17	17	10	10	Note 3
Securitized retained interests	—	—	—	—	102	102	Note 6

Liabilities at December 31,
Short-term borrowings	3,988	3,988	4,056	4,056	4,083	4,083	Note 13
Long-term debt (including amounts due within one year):
Machinery and Power Systems	8,973	10,737	5,000	5,968	5,954	6,674	Note 14
Financial Products	21,631	22,674	19,362	20,364	21,594	22,367	Note 14
Foreign currency contracts—net	89	89	—	—	—	—	Notes 3 & 18
Commodity contracts—net	7	7	—	—	—	—	Note 3
Guarantees	7	7	10	10	17	17	Note 20

[1]      Total excluded items have a net carrying value at December 31, 2011, 2010 and 2009 of $7,324 million, $7,292 million and $7,780 million, respectively.